Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	December 31
	2018	2017

Derivatives (See Note 10)	$87	$30
Professional services	97	149
Tax accruals	10	69
Other	119	56

	$313	$304